Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 23,097	$ 20,278	$ 18,548
Taxable securities	2,374	2,598	2,790
Nontaxable securities	680	646	563
Other	289	110	96
Total interest and dividend income	26,440	23,632	21,997
INTEREST EXPENSE
Deposits	1,344	1,006	1,081
Short-term borrowings	149	73	71
Other borrowings	495	394	415
Total interest expense	1,988	1,473	1,567
NET INTEREST INCOME	24,452	22,159	20,430
PROVISION FOR LOAN LOSSES	1,145	493	389
Net interest income, after provision for loan losses	23,307	21,666	20,041
NONINTEREST INCOME
Service charges on deposit accounts	1,133	1,166	1,203
Trust services	687	861	860
Debit card interchange fees	1,193	1,087	988
Securities gains		1	56
Gain on sale of loans, net	296	309	363
Earnings on bank-owned life insurance	357	276	270
Other income	674	596	684
Total noninterest income	4,340	4,296	4,424
NONINTEREST EXPENSES
Salaries and employee benefits	10,009	9,354	8,819
Occupancy expense	869	973	1,027
Equipment expense	665	679	663
Professional and director fees	963	832	830
Financial institutions and franchise tax	523	427	400
Marketing and public relations	401	415	419
Software expense	879	799	801
Debit card expense	535	445	413
Amortization of intangible assets	116	121	125
FDIC insurance expense	225	282	357
Other expenses	2,131	1,928	1,942
Total noninterest expenses	17,316	16,255	15,796
INCOME BEFORE INCOME TAXES	10,331	9,707	8,669
FEDERAL INCOME TAX PROVISION	3,230	2,969	2,647
NET INCOME	$ 7,101	$ 6,738	$ 6,022
NET INCOME PER SHARE
Basic	$ 2.59	$ 2.46	$ 2.20
Diluted	$ 2.59	$ 2.46	$ 2.20